Investment Strategy	Feb. 26, 2026
Invesco Agriculture Commodity Strategy No K-1 ETF | Invesco Agriculture Commodity Strategy No K-1 ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a combination of financial instruments that are economically linked to commodities drawn from the agriculture sector.
Under normal circumstances, the Fund invests, either directly or through a wholly-owned subsidiary (the “Subsidiary”), in a combination of three categories of investments:
● Commodities Futures – exchange-traded futures contracts on underlying commodities.
● Commodity-Linked Instruments – other instruments whose value is derived from or linked to price movements of underlying physical commodities, represented by exchange-traded futures contracts on commodity indices, commodity-linked notes, exchange-traded options on Commodities Futures, swaps on commodities and commodity-related forward contracts.
● Collateral – cash, cash-like instruments or high-quality securities. The Collateral may consist of (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. Such Collateral is designed to provide liquidity, serve as margin or otherwise collateralize investments in the Commodities Futures and Commodity-Linked Instruments.
The Fund will not invest directly in physical commodities, Commodities Futures or Commodity-Linked Instruments. Instead, the Fund attempts to obtain investment returns that are highly correlated to the agriculture commodities markets by investing in these instruments indirectly through its Subsidiary. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to Commodities Futures and Commodity-Linked Instruments in accordance with the limits of the federal tax laws, which limit the ability of investment companies like the Fund to invest directly in such investments. The Fund’s investment in the Subsidiary may not exceed 25% of the Fund’s total assets at each quarter-end of the Fund’s fiscal year. The Subsidiary operates under Cayman Islands law. It is wholly-owned and controlled by the Fund and advised by the Adviser. The Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions, except that unlike the Fund, it may invest without limitation in Commodities Futures and Commodity-Linked Instruments. Except as noted, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of its Subsidiary.
The Subsidiary will invest in Commodities Futures (or gain exposure to Commodities Futures through the use of swaps) that generally are representative of the components of the DBIQ Diversified Agriculture Index Excess Return (the “Benchmark”), an index composed of futures contracts on commodities drawn from the agriculture sector. Commodities represented in the Benchmark may include, but are not limited to, corn, soybeans, soybean meal, soybean oil, wheat, Kansas wheat, sugar, cocoa, coffee, cotton, live cattle, feeder cattle, and lean hogs. Not all commodities listed may be represented in the Benchmark at any given time. Although the Subsidiary generally provides exposure to the components of the Benchmark, the Fund is not an “index tracking” ETF and instead seeks to exceed the performance of the Benchmark. Therefore, the Subsidiary may not seek exposure to all of the Benchmark’s components or in the same proportion as the Benchmark. The Subsidiary may invest in Commodities Futures (or gain exposure to such Commodities Futures through the use of swaps) that are not included in the Benchmark, but reference a commodity represented in the Benchmark by a different futures contract. At times, the Subsidiary also may invest in agriculture Commodities Futures outside the Benchmark, invest in Commodities Futures with expirations beyond those contained in the Benchmark or emphasize some agriculture commodities more than others.
The Subsidiary also invests a portion of its assets in Commodity-Linked Instruments to seek to increase its investment returns or hedge against declines in the value of its other investments. Although the Fund does not seek leveraged returns, investing in Commodity-Linked Instruments may have a leveraging effect on the Fund. The Commodity-Linked Instruments may be exchange-traded or traded over-the-counter (“OTC”).
Because the Fund intends to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (“Code”), the Fund’s investments in the Subsidiary and Commodities Futures are limited by certain requirements of the Code and related Internal Revenue Service regulations. Accordingly, the Fund (and the Subsidiary, as applicable) invests its remaining assets directly in Collateral, which consists of high-quality securities such as U.S. Treasuries, other U.S. Government obligations, money market funds, cash and cash-like equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality as the Adviser may determine) that provide liquidity, serve as margin or collateralize the Subsidiary’s investments in Commodities Futures and Commodity-Linked Instruments.
The phrase “No K-1” in the Fund’s name means that the Fund does not issue a Schedule K-1, which is the tax reporting form issued by commodities partnerships. Schedule K-1 typically presents additional complexities. Instead, like most other ETFs, the Fund reports income on Form 1099.
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in investments that provide exposure to agriculture commodities and/or agriculture commodities futures contracts.

Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in investments that provide exposure to agriculture commodities and/or agriculture commodities futures contracts.
Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF | Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that, under normal circumstances, seeks to achieve its investment objective by investing in a combination of financial instruments that are economically linked to the tradeable metals widely used in the production of electric vehicles (which include, but are not limited to, iron ore, copper, aluminum, nickel, cobalt and lithium).
Under normal circumstances, the Fund invests, either directly or through a wholly-owned subsidiary (the “Subsidiary”), in Commodities Futures, Commodity-Linked Instruments, Commodity-Related Assets and Collateral, each as defined below:
● Commodities Futures – exchange-traded futures contracts on underlying electric vehicle metal commodities.
● Commodity-Linked Instruments – other instruments whose value is derived from or linked to price movements of underlying electric vehicle metal commodities. These other instruments consist of exchange-traded futures contracts on electric vehicle metal commodity indices, electric vehicle metal commodity-linked notes, exchange-traded options on Commodities Futures, swaps on electric vehicle metal commodities and electric vehicle metal commodity-related forward contracts.
● Commodity-Related Assets – investments related to or providing exposure to electric vehicle commodities. These investments include commodity-linked equity securities and commodity-linked exchange-traded notes (“ETNs”). These investments also include exchange-traded funds (“ETFs”), and other investment companies (including U.S. registered open-end investment companies (i.e., mutual funds), as well as closed-end investment companies traded on U.S. exchanges, or exchange-traded non-U.S. investment companies traded on foreign exchanges) to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), and ETFs that are not registered under the 1940 Act. Such investments may include affiliated funds and will be limited to percentages permitted by the 1940 Act and the rules thereunder. Any such investments will have a focus on electric vehicle metals commodities and/or electric vehicle businesses. These investments also include commodity pools that seek to track the value of certain metals, but no investment in a single commodity pool will exceed 25% of the Fund’s total assets.
● Collateral – cash, cash-like instruments or high-quality securities. The Collateral may consist of (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. Such Collateral is designed to provide liquidity, serve as margin or otherwise collateralize investments in the Commodities Futures and Commodity-Linked Instruments.
While the Fund may invest directly in Commodity-Related Assets and Collateral, it will not invest directly in physical commodities, Commodities Futures or Commodity-Linked Instruments. Instead, the Fund attempts to obtain investment returns that are highly correlated to the commodities markets by investing in these instruments indirectly through its Subsidiary. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to Commodities Futures and Commodity-Linked Instruments in accordance with the limits of the federal tax laws, which limit the ability of investment companies like the Fund to invest directly in such investments. The Fund’s investment in the Subsidiary may not exceed 25% of the Fund’s total assets at each quarter-end of the Fund’s fiscal year. The Subsidiary operates under Cayman Islands law. It is wholly-owned and controlled by the Fund and advised by the Adviser. The Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions, except that unlike the Fund, it may invest without limit in Commodities Futures and Commodity-Linked
Instruments. Except as noted, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of its Subsidiary.
The Subsidiary will invest in Commodities Futures (or gain exposure to Commodities Futures through the use of swaps) that generally are representative of the components of the S&P GSCI Electric Vehicle Metals Index (the “Benchmark”), an index composed of futures contracts on various metals used in the production of an electric vehicle. The Benchmark is calculated and maintained by S&P Dow Jones Indices LLC (the “Benchmark Provider”). In accordance with the Benchmark Provider's proprietary methodology, metals within the Benchmark are assigned weights that broadly reflect the relative usage of each metal within a representative electric vehicle, subject to adjustments for liquidity.
Although the Subsidiary generally provides exposure to the components of the Benchmark, the Fund is not an “index tracking” ETF and instead seeks to exceed the performance of the Benchmark. Therefore, the Subsidiary may not seek exposure to all of the Benchmark’s components or in the same proportion as the Benchmark. The Subsidiary may invest in Commodities Futures (or gain exposure to such Commodities Futures through the use of swaps) that are not included in the Benchmark, that reference a commodity represented in the Benchmark by a different futures contract or that reference commodities not represented in the Benchmark. The Subsidiary also may invest in Commodities Futures with expirations beyond those contained in the Benchmark or emphasize some commodities more than others. In the event that a sufficient quantity of Commodities Futures on a particular Benchmark component are not available, the Subsidiary may purchase Commodities Futures on the highest correlated Benchmark component or other widely traded metal or may purchase Commodity-Related Assets to provide exposure to the Benchmark component.
The Subsidiary also invests a portion of its assets in Commodity-Linked Instruments to seek to increase its investment returns or hedge against declines in the value of its other investments. Although the Fund does not seek leveraged returns, investing in Commodity-Linked Instruments may have a leveraging effect on the Fund. The Commodity-Linked Instruments may be exchange-traded or traded over-the-counter (“OTC”).
Because the Fund intends to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (“Code”), the Fund’s investments in the Subsidiary and Commodities Futures are limited by certain requirements of the Code and related Internal Revenue Service regulations. Accordingly, the Fund (and the Subsidiary, as applicable) invests its remaining assets directly in Collateral, which consists of high-quality securities such as U.S. Treasuries, other U.S. Government obligations, money market funds, cash and cash-like equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality as the Adviser may determine) that provide liquidity, serve as margin or collateralize the Subsidiary’s investments in Commodities Futures and Commodity-Linked Instruments.
Although the Fund generally will not invest in exchange-traded common stocks of electric vehicle and other related companies that operate in metals and electric vehicle businesses, the performance of its commodity-based strategy may be indirectly impacted by the performance of such companies.
The phrase “No K-1” in the Fund’s name means that the Fund does not issue a Schedule K-1, which is the tax reporting form issued by commodities partnerships. Schedule K-1 typically presents additional complexities. Instead, like most other ETFs, the Fund reports income on Form 1099.
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in investments that provide exposure to electric vehicle metals and/or electric vehicle metals futures contracts.

Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in investments that provide exposure to electric vehicle metals and/or electric vehicle metals futures contracts.
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF | Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a combination of financial instruments that are economically linked to the world’s most heavily traded commodities. Commodities are assets that have tangible properties, such as oil, agricultural produce or raw metals.
Under normal circumstances, the Fund invests, either directly or through a wholly-owned subsidiary (the “Subsidiary”), in a combination of three categories of investments: (i) exchange-traded futures contracts on underlying commodities (“Commodities Futures”); (ii) other instruments whose value is derived from or linked to price movements of underlying physical commodities, represented by exchange-traded futures contracts on commodity indices, commodity-linked notes, exchange-traded options on Commodities Futures, swaps on commodities and commodity- related forward contracts (collectively, these are “Commodity-Linked Instruments”); and (iii) cash, cash-like instruments or high-quality securities (collectively, “Collateral”).The Collateral may consist of (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. Such Collateral is designed to provide liquidity, serve as margin or otherwise collateralize investments in the Commodities Futures and Commodity-Linked Instruments.
The Fund will not invest directly in physical commodities, Commodities Futures or Commodity-Linked Instruments. Instead, the Fund attempts to obtain investment returns that are highly correlated to the commodities markets by investing in these instruments indirectly through its Subsidiary. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to Commodities Futures and Commodity-Linked Instruments in accordance with the limits of the federal tax laws, which limit the ability of investment companies like the Fund to invest directly in such investments. The Fund’s investment in the Subsidiary may not exceed 25% of the Fund’s total assets at each quarter-end of the Fund’s fiscal year. The Subsidiary operates under Cayman Islands law. It is wholly-owned and controlled by the Fund and advised by the Adviser. The Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions, except that unlike the Fund, it may invest without limit in Commodities Futures and Commodity-Linked Instruments. Except as noted, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of its Subsidiary.
The Subsidiary will invest in Commodities Futures (or gain exposure to Commodities Futures through the use of swaps) that generally are representative of the components of the DBIQ Optimum Yield Diversified Commodity Index Excess Return (the “Benchmark”), an index composed of futures contracts on the most heavily traded commodities across the energy, precious metals, industrial metals and agriculture sectors. Commodities represented in the Benchmark may include, but are not limited to, Brent crude oil, light crude oil, heating, natural gas, gas oil, “RBOB” gasoline, silver, gold, aluminum, zinc, copper, nickel, lead, corn, soybeans, soybean meal, soybean oil, sugar, coffee, cocoa, wheat, Kansas wheat, cotton, live cattle, lean hogs, and feeder cattle. Not all commodities listed may be represented in the Benchmark at any given time. Although the Subsidiary generally provides exposure to the components of the Benchmark, the Fund is not an “index tracking” ETF and instead seeks to exceed the performance of the Benchmark. Therefore, the Subsidiary may not seek exposure to all of the Benchmark’s components or in the same proportion as the Benchmark. The Subsidiary may invest in Commodities Futures (or gain exposure to such Commodities Futures through the use of swaps) that are not included in the Benchmark, but reference a commodity represented in the Benchmark by a different futures contract. At times, it also may invest in Commodities Futures outside the Benchmark, invest in Commodities Futures with expirations beyond those contained in the Benchmark or emphasize some commodity sectors more than others.
The Subsidiary also invests a portion of its assets in Commodity-Linked Instruments to seek to increase its investment returns or hedge against declines in the value of its other investments. Although the Fund does not seek leveraged returns, investing in Commodity-Linked Instruments may have a leveraging effect on the Fund. The Commodity-Linked Instruments may be exchange-traded or traded over-the-counter (“OTC”).
Because the Fund intends to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (“Code”), the Fund’s investments in the Subsidiary and Commodities Futures are limited by certain requirements of the Code and related Internal Revenue Service regulations. Accordingly, the Fund (and the Subsidiary, as applicable) invests its remaining assets directly in Collateral, which consists of high-quality securities such as U.S. Treasuries, other U.S. Government obligations, money market funds, cash and cash-like equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality as the Adviser may determine) that provide liquidity, serve as margin or collateralize the Subsidiary’s investments in Commodities Futures and Commodity-Linked Instruments.
The phrase “No K-1” in the Fund’s name means that the Fund does not issue a Schedule K-1, which is the tax reporting form issued by commodities partnerships. Schedule K-1 typically presents additional complexities. Instead, like most other ETFs, the Fund reports income on Form 1099.
As of October 31, 2025, the Fund had significant exposure to the energy sector. The Fund’s portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.